Subsequent Events (Details Narrative) (10-K) - USD ($)			1 Months Ended		6 Months Ended
	Mar. 12, 2020	Jan. 13, 2020	Mar. 31, 2020	Jan. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2018
Term loan					$ 1,625,000
Loan and Security Agreement [Member]
Term loan						$ 2,750,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member]
Term loan							$ 4,000,000
Debt instrument, periodic payment			$ 83,333
Debt instrument, reducing the outstanding principal balance			2,000,000
Debt instrument maturity date, description					The maturity date of its term loan was changed from September 28, 2022 to December 31, 2020
Accounts receivable percentage					75.00%
Debt description					Before entering into Amendment #1, the Company's adjusted earnings before interest, taxes, depreciation and amortization ("EBITDA") was required to be at least $1,000,000 for the trailing six-month period as of the last day of each fiscal quarter and the aggregate amount of unrestricted cash it had in deposit accounts or securities accounts maintained with Avidbank must be not less than $2,000,000 at all times.
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | April 2020 [Member]
Debt instrument, periodic payment			125,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | May 2020 [Member]
Debt instrument, periodic payment			125,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | June 2020 [Member]
Debt instrument, periodic payment			125,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | July 2020 [Member]
Debt instrument, periodic payment			300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | August 2020 [Member]
Debt instrument, periodic payment			300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | September 2020 [Member]
Debt instrument, periodic payment			300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | October 2020 [Member]
Debt instrument, periodic payment			300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | November 2020 [Member]
Debt instrument, periodic payment			300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | December 2020 [Member]
Debt instrument, periodic payment			$ 125,000
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Sporcle, Inc [Member]
Sale of asset transaction amount		$ 1,360,000
Net gain on sale of asset				$ 1,265,000
Subsequent Event [Member] | Loan and Security Agreement [Member] | Avid Bank Term Loan [Member]
Term loan	$ 433,000
Debt instrument, periodic payment	83,333
Prepayment of debt	350,000
Debt instrument, reducing the outstanding principal balance	$ 2,000,000
Debt instrument maturity date, description	Under the terms of the amendment, the Company's financial covenants were changed, the maturity date of its term loan was changed from September 28, 2022 to December 31, 2020 (and as a result, the Company classified the total outstanding principal balance as a current liability on its balance sheet as of December 31, 2019), and commencing on April 30, 2020, the Company must make principal plus accrued interest payments on the last day of each month, such that its term loan will be repaid by December 31, 2020.
EBITDA amount	$ 1,000,000
Aggregate amount of unrestricted cash	$ 2,000,000
Accounts receivable percentage	75.00%
Debt description	The outstanding principal balance of the term loan on such day must be no less than 1.25 to 1.00.
Subsequent Event [Member] | Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | April 2020 [Member]
Debt instrument, periodic payment	$ 125,000
Subsequent Event [Member] | Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | May 2020 [Member]
Debt instrument, periodic payment	125,000
Subsequent Event [Member] | Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | June 2020 [Member]
Debt instrument, periodic payment	125,000
Subsequent Event [Member] | Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | July 2020 [Member]
Debt instrument, periodic payment	300,000
Subsequent Event [Member] | Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | August 2020 [Member]
Debt instrument, periodic payment	300,000
Subsequent Event [Member] | Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | September 2020 [Member]
Debt instrument, periodic payment	300,000
Subsequent Event [Member] | Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | October 2020 [Member]
Debt instrument, periodic payment	300,000
Subsequent Event [Member] | Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | November 2020 [Member]
Debt instrument, periodic payment	300,000
Subsequent Event [Member] | Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | December 2020 [Member]
Debt instrument, periodic payment	$ 125,000